Average Annual Total Returns - FidelityFreedomBlendFunds-RetailComboPRO - FidelityFreedomBlendFunds-RetailComboPRO - Fidelity Freedom Blend 2015 Fund	May 30, 2024
Fidelity Freedom Blend 2015 Fund | Return Before Taxes
Average Annual Return:
Past 1 year	11.25%
Past 5 years	5.67%
Since Inception	4.11%	[1]
Fidelity Freedom Blend 2015 Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	10.23%
Past 5 years	4.26%
Since Inception	2.70%	[1]
Fidelity Freedom Blend 2015 Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	6.80%
Past 5 years	4.06%
Since Inception	2.81%	[1]
LB001
Average Annual Return:
Past 1 year	5.53%
Past 5 years	1.10%
Since Inception	1.22%
F0550
Average Annual Return:
Past 1 year	11.41%
Past 5 years	5.87%
Since Inception	4.32%

[1]	A From August 31, 2018 .